Mar. 15, 2024
Tax Exempt Portfolio
Tax-Exempt Portfolio

Summary Prospectus and Prospectus Supplement

March 15, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 15, 2024 to
the Morgan Stanley Institutional Liquidity Funds
Summary Prospectuses and Prospectuses dated February 29, 2024

Money Market Portfolio
Tax-Exempt Portfolio
(the "Funds")

In connection with this delegation, the last sentence of the third paragraph of the sections of each Summary Prospectus titled "Principal Investment Strategies" and each Prospectus titled "Fund Summary — Money Market Portfolio — Principal Investment Strategies" and "Fund Summary — Tax-Exempt Portfolio — Principal Investment Strategies" are hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund's Board of Trustees, determines that such fee is in the best interests of the Fund.

Please retain this supplement for future reference.